Property, plant and equipment, net - Depreciation expense (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2021 CNY (¥)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 CNY (¥)	Mar. 31, 2019 CNY (¥)
Property, plant and equipment, net
Depreciation expense	¥ 44,469	$ 6,787	¥ 44,828	¥ 47,744
Cost of revenues
Property, plant and equipment, net
Depreciation expense	28,574	4,361	28,980	30,848
Research and development
Property, plant and equipment, net
Depreciation expense	1,893	289	1,866	1,358
Sales and marketing
Property, plant and equipment, net
Depreciation expense	2,810	429	2,742	3,371
General and administrative
Property, plant and equipment, net
Depreciation expense	¥ 11,192	$ 1,708	¥ 11,240	¥ 12,167